Joint Operations	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Joint Operations
12.	Joint Operations
Details of significant joint operations that the Company is participating in as a party to a joint arrangement as of December 31, 2022 are as follows:

Joint operations	Operation	Ownership (%)	Location
Myanmar A-1/A-3 mine	Mine development and gas production	51.00	Myanmar
Offshore Midstream	Gas transportation facility	51.00	Myanmar
Greenhills Mine	Mine development	20.00	Canada
Mt. Thorley J/V	Mine development	20.00	Australia
POSMAC J/V	Mine development	20.00	Australia
Samcheok Thermal Power Plant EPC (Unit 1, 2) Construction work	Construction	49.00	Korea
Sinansan Line Double Track Train Private Investment project construction work	Construction	36.00	Korea
Panama Metro Line 3 Project construction work	Construction	20.00	Panama
2*600 MW Matarbari Ultra Super Critical Coal-Fired Power construction work	Construction	67.00	Bangladesh
Yangsan Sasong 2nd Apartment Project (B5,6,7,9 Block) Construction work	Construction	49.00	Korea
Yongmun 1, 2, 3 District Housing Reconstruction Maintenance Project	Construction	70.00	Korea
Songdo B5 Block officetel Project Construction work	Construction	80.00	Korea
Particle Accelerator Facility Construction work	Construction	55.00	Korea
Anyang Jinheung Apartment Construction work	Construction	45.00	Korea